Fair Value Measurements (Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Fair value of financial assets measured on recurring basis	$ 281,648	$ 846,369
Liabilities:
Fair value of financial liabilities measured on recurring basis	46,005	4,747
Acquisition-related contingent consideration—short-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	4,282	3,878
Acquisition-related contingent consideration—long-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	41,723	869
Money market funds
Assets:
Fair value of financial assets measured on recurring basis	279,327	843,390
Equity securities
Assets:
Fair value of financial assets measured on recurring basis	2,321	2,979
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Fair value of financial assets measured on recurring basis	281,648	846,369
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Acquisition-related contingent consideration—short-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Acquisition-related contingent consideration—long-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets:
Fair value of financial assets measured on recurring basis	279,327	843,390
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Fair value of financial assets measured on recurring basis	2,321	2,979
Significant Other Observable Inputs (Level 2)
Assets:
Fair value of financial assets measured on recurring basis	0	0
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Significant Other Observable Inputs (Level 2) | Acquisition-related contingent consideration—short-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Significant Other Observable Inputs (Level 2) | Acquisition-related contingent consideration—long-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	0	0
Significant Other Observable Inputs (Level 2) | Money market funds
Assets:
Fair value of financial assets measured on recurring basis	0	0
Significant Other Observable Inputs (Level 2) | Equity securities
Assets:
Fair value of financial assets measured on recurring basis	0	0
Significant Unobservable Inputs (Level 3)
Assets:
Fair value of financial assets measured on recurring basis	0	0
Liabilities:
Fair value of financial liabilities measured on recurring basis	46,005	4,747
Significant Unobservable Inputs (Level 3) | Acquisition-related contingent consideration—short-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	4,282	3,878
Significant Unobservable Inputs (Level 3) | Acquisition-related contingent consideration—long-term
Liabilities:
Fair value of financial liabilities measured on recurring basis	41,723	869
Significant Unobservable Inputs (Level 3) | Money market funds
Assets:
Fair value of financial assets measured on recurring basis	0	0
Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Fair value of financial assets measured on recurring basis	$ 0	$ 0